Accounts Receivable, Net (Movement of Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at beginning of the period		¥ (2,849)	¥ (2,186)	¥ (1,966)
Additions: reversal / (charges) to bad debt expenses, net of recoveries	$ (60)	(371)	(974)	(875)
Less: write-offs of accounts receivable		1,085	311	655
Balance at end of the period		¥ (2,135)	¥ (2,849)	¥ (2,186)